Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands					12 Months Ended
	Mar. 14, 2024 $ / shares	Mar. 07, 2024 USD ($)	Feb. 20, 2024 USD ($)	Nov. 15, 2023 USD ($) oz	Dec. 31, 2023 $ / oz $ / shares	Feb. 27, 2024 USD ($)	Apr. 19, 2023
Disclosure of Events After Reporting Period [line items]
Percentage of production to be purchased after second step down							1.00%
Payment To Be Made For Palladium and Platinum Ounces Percentage				20.00%
Platreef [Member] | Gold interests [member]
Disclosure of Events After Reporting Period [line items]
Percentage of production to be purchased				62.50%	3.125%
Platreef [Member] | Gold [member]
Disclosure of Events After Reporting Period [line items]
Number of ounces to be delivered before second step down in entitlement percentage				428,300
Percentage of production to be purchased					62.50%
Percentage of production to be purchased after first step down				50.00%	50.00%
Percentage of production to be purchased after second step down				3.125%	3.125%
Number of ounces to be delivered before first step down in entitlement percentage				218,750
Payment To Be Made For Gold Ounce				100	100
Spot Price Increased After Payment				80.00%
Number of ounces to be delivered				428,300
Platreef [Member] | Palladium And Platinum [member]
Disclosure of Events After Reporting Period [line items]
Number of ounces to be delivered before second step down in entitlement percentage				485,115
Percentage of production to be purchased					0.10%
Percentage of production to be purchased after first step down				3.00%
Percentage of production to be purchased after second step down				0.10%	0.10%
Number of ounces to be delivered before first step down in entitlement percentage				350,000
Spot Price Increased After Payment				80.00%
Payment To Be Made For Palladium and Platinum Ounces Percentage				30.00%
Number of ounces to be delivered				485,115
Buy Back Option BMC Minerals [Member] | Silver and gold interests [member]
Disclosure of Events After Reporting Period [line items]
Percentage buy back option of mineral streams				50.00%
Period for which the buy back option of mineral streams is open				30 days
Repurchase of mineral streams value | $				$ 36,000
Platreef Project Palladium And Platinum Streams Agreement [Member] | Palladium And Platinum Interests [Member]
Disclosure of Events After Reporting Period [line items]
Percentage of production to be purchased				5.25%
Orion [Member]
Disclosure of Events After Reporting Period [line items]
Cash payment on agreement | $						$ 450,000
Additional contingency payment for agreement | $						5,000
Kudz Ze Kayah [Member]
Disclosure of Events After Reporting Period [line items]
Additional contingency payment for agreement | $						$ 5,000
Kudz Ze Kayah [Member] | Gold interests [member]
Disclosure of Events After Reporting Period [line items]
Number of ounces to be delivered after step downs in entitlement percentage				660,000
Number of ounces to be delivered before third step down in entitlement percentage				270,200
Number of ounces to be delivered before second step down in entitlement percentage				59,800
Number of ounces to be delivered before first step down in entitlement percentage				330,000
Kudz Ze Kayah [Member] | Silver interests [member]
Disclosure of Events After Reporting Period [line items]
Number of ounces to be delivered after step downs in entitlement percentage				86,600,000
Number of ounces to be delivered before third step down in entitlement percentage				35,340,000
Number of ounces to be delivered before second step down in entitlement percentage				7,960,000
Number of ounces to be delivered before first step down in entitlement percentage				43,300,000
Kudz Ze Kayah [Member] | Top of range [member] | Gold interests [member]
Disclosure of Events After Reporting Period [line items]
Percentage of production to be purchased				7.375%
Percentage of production to be purchased after first step down				6.125%
Percentage of production to be purchased after second step down				5.50%
Percentage of production to be purchased after third step down				6.75%
Kudz Ze Kayah [Member] | Top of range [member] | Silver interests [member]
Disclosure of Events After Reporting Period [line items]
Percentage of production to be purchased				7.375%
Percentage of production to be purchased after first step down				6.125%
Percentage of production to be purchased after second step down				5.50%
Percentage of production to be purchased after third step down				6.75%
Kudz Ze Kayah [Member] | Bottom of range [member] | Gold interests [member]
Disclosure of Events After Reporting Period [line items]
Percentage of production to be purchased				6.875%
Percentage of production to be purchased after first step down				5.625%
Percentage of production to be purchased after second step down				5.00%
Percentage of production to be purchased after third step down				6.25%
Kudz Ze Kayah [Member] | Bottom of range [member] | Silver interests [member]
Disclosure of Events After Reporting Period [line items]
Percentage of production to be purchased				6.875%
Percentage of production to be purchased after first step down				5.625%
Percentage of production to be purchased after second step down				5.00%
Percentage of production to be purchased after third step down				6.25%
Kudz Ze Kayah [Member] | Gold [member]
Disclosure of Events After Reporting Period [line items]
Percentage of production to be purchased					6.875%
Major Ordinary Share Transactions [member]
Disclosure of Events After Reporting Period [line items]
Dividend per share | $ / shares	$ 0.155
Dividend payable, date of record	Apr. 03, 2024
Dividend payable date	Apr. 15, 2024
Revised Quartertly Dividend Per Share Fixed [Member] | Ordinary shares [member]
Disclosure of Events After Reporting Period [line items]
Quarterly dividend | $ / shares					$ 0.155
Acquisition of DeLamar Royalty [Member]
Disclosure of Events After Reporting Period [line items]
Net smelter return royalty percentage			1.50%
Aggregate cash consideration payable | $			$ 9,750
Cash consideration paid | $		$ 4,875
Expected payment period for consideration			4 months